Consolidated Balance Sheet (Parenthetical) - USD ($)	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Property and equipment, net accumulated depreciation	$ 631,345	$ 637,680	$ 611,285
Ordinary stock, par value	$ 0.001	$ 0.001	$ 0.001
Ordinary stock, shares authorized	90,000,000	90,000,000	90,000,000
Ordinary stock, shares issued	38,060,000	34,600,000	34,600,000
Ordinary stock, shares outstanding	38,060,000	34,600,000	34,600,000
Convertible Series “A” Preferred Shares [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	5,500,000	5,000,000	5,000,000
Preferred stock, shares outstanding	5,500,000	5,000,000	5,000,000
Duo Software (Pvt.) Limited [Member]
Property and equipment, net accumulated depreciation			$ 611,285	$ 591,782